Premises, Equipment and Leasehold Improvements (Premises, Equipment and Leasehold Improvements) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Total premises, equipment and leasehold improvements	$ 10,410	$ 10,257
Accumulated depreciation and amortization	(4,888)	(4,349)
Net book value	$ 5,522	$ 5,908